Scheduled Maturities of Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Due in the twelve months ending March 31:
2018	₨ 167,491.4	$ 2,582.8
2019	143,988.3	2,220.3
2020	136,973.9	2,112.2
2021	7,560.0	116.6
2022	12,069.7	186.1
Thereafter	262,837.4	4,052.9
Total	₨ 730,920.7	$ 11,270.9	₨ 522,313.5